Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment acquired under finance lease	$ 6,644	$ 5,312
Impairment charges related to Onshore US assets	838	160
Property, plant and equipment acquired under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment acquired under finance lease	3	593
Impairment of Onshore US assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charges related to Onshore US assets	$ 520